Investments (Tables)	9 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of investment portfolio at amortized cost and fair value

	September 30, 2024			December 31, 2023
	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Senior secured loans - first lien	$13,010	$9,312	98.0%	$24,954	$23,330	97.4%
Senior secured bonds	1,451	43	0.5	1,458	21	0.1
Total senior debt	$14,461	$9,355	98.5%	$26,412	$23,351	97.5%
Equity and other	2	139	1.5	4,649	575	2.5
Total investments	$14,463	$9,494	100.0%	$31,061	$23,926	100.0%

Schedule of investment portfolio at amortized cost and fair value

	September 30, 2024			December 31, 2023
Industry Classification	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Services: Business	$571	$568	6.0%	$12,884	$8,587	35.9%
Consumer Goods: Non-Durable	—	—	—	4,543	4,479	18.7
Metals & Mining	5,984	3,963	41.7	5,807	5,033	21.0
Automotive	3,569	2,415	25.5	3,460	2,870	12.0
Retail	1,741	1,312	13.8	1,662	1,572	6.6
Chemicals, Plastics & Rubber	943	944	9.9	949	950	4.0
Energy: Oil & Gas	1,655	292	3.1	1,756	435	1.8
Total investments	$14,463	$9,494	100.0%	$31,061	$23,926	100.0%

Schedule of investment portfolio as a percentage

Geographic Dispersion	September 30, 2024	December 31, 2023
United States of America	100.0%	100.0%
Total investments	100.0%	100.0%